Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of net unrealized gains included in changes in net assets attributable to investments and mortgage loans payable (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	$ 3,203.3	$ (759.9)
Mortgage Loans Payable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains, still held, included in changes in net assets	12.2	(3.1)
Real Estate Properties
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	2,371.8	(344.2)
Real Estate Joint Ventures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	745.7	(382.8)
Real Estate Operating Business
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	74.9	(0.2)
Loans Receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total net realized and unrealized gains included in changes in net assets	$ 10.9	$ (32.7)